Going Concern (Details) - USD ($)		12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Going Concern [Abstract]
Working capital deficit	$ 6,200,000	$ 3,800,000
Accumulated deficit		54,000,000
Cash used in operations	2,300,000	$ 1,200,000
Accumulated deficit increased	5,900,000
Total deficit	$ 60,000,000